Financial Instruments (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	0.32%
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 2,145,000	$ 3,285,000
Liabilities	(5,894,000)	(5,646,000)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	139,570,000	140,960,000
Liabilities	(122,484,000)	(123,111,000)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	2,127,000	3,114,000
Liabilities	(4,323,000)	(2,921,000)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	39,785,000	23,908,000
Liabilities	(22,574,000)	(7,056,000)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	0	(1,637,000)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	18,000	171,000
Liabilities	(80,000)	(127,000)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	1,062,000
Liabilities	(125,000)	(65,000)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	(1,491,000)	(961,000)
embedded derivative | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	(99,785,000)	(115,990,000)
Bond option | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 99,785,000	$ 115,990,000